Proskauer rose LLP

Eleven Times Square

New York, New York 10036

November 16, 2023

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: BNY Mellon New York AMT-Free Municipal Bond Fund (811-04765)

Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of BNY Mellon New York AMT-Free Municipal Bond Fund (the "Acquiring Fund"), transmitted herewith is the Acquiring Fund's registration statement on Form N-14 (the "N-14 Registration Statement"). The N-14 Registration Statement contains a Prospectus/Proxy Statement (the "Prospectus/Proxy Statement") seeking the approval of shareholders of BNY Mellon New York Tax Exempt Bond Fund, Inc. (the "Fund") of an Agreement and Plan of Reorganization to allow the Fund to transfer its assets in a tax-free reorganization to the Acquiring Fund in exchange solely for Class Z shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Fund's stated liabilities (the "Reorganization"). If the Reorganization is approved by Fund shareholders, each Fund shareholder will receive a number of Class Z shares (or fractions thereof) of the Acquiring Fund equal in value to the aggregate net asset value of the shareholder's Fund shares as of the closing date of the Reorganization. The Acquiring Fund and the Fund are each an open-end management investment company. The Acquiring Fund and the Fund are advised by BNY Mellon Investment Adviser, Inc. ("BNYM Investment Adviser").

The N-14 Registration Statement includes the Consent of Ernst & Young LLP, independent registered public accounting firm for the Acquiring Fund and the Fund, with respect to the Acquiring Fund's fiscal year ended November 30, 2022 and the Fund's fiscal year ended May 31, 2023. The Acquiring Fund will file a Post-Effective Amendment to the N-14 Registration Statement that will include a copy of the final tax opinion, if the Reorganization is approved by Fund shareholders.

The Fund intends to mail the Prospectus/Proxy Statement on or about December 29, 2023 to the Fund's shareholders of record as of the close of business on December 15, 2023. A special meeting of shareholders of the Fund is scheduled to be held on Thursday, March 7, 2024 to vote on the Agreement and Plan of Reorganization. No other business is expected to be presented at that meeting. If the Reorganization is approved, it currently is expected to be consummated on or about May 10, 2024.

The Acquiring Fund has been determined to be the accounting survivor of the Reorganization, after consideration of certain factors including those set forth in North American Security Trust (SEC No-Action Letter, August 5, 1994) (the "NAST factors"). Such determination was made in consultation with the independent registered public accounting firm and counsel to the Fund and Acquiring Fund. These factors include those noted below:

•	Investment Adviser and Sub-Adviser. BNYM Investment Adviser is the investment adviser to both the Acquiring Fund and the Fund. BNYM Investment Adviser has engaged its affiliate, Insight North America LLC ("INA"), to serve as the Acquiring Fund's and the Fund's sub-investment adviser and provide the day-to-day management to each fund's investments. The

Acquiring Fund and the Fund have the same primary portfolio managers. If the Reorganization is approved and consummated, INA and the current primary portfolio managers will continue to provide the day-to-day management of the combined fund's investments.

•	Investment Objectives, Policies and Restrictions. As described in greater detail in the Prospectus/Proxy Statement, the Acquiring Fund and the Fund have substantially similar investment objectives, management policies and strategies. However, the investment practices and limitations of the Acquiring Fund and the Fund, as well as the risks associated with an investment in the Acquiring Fund and the Fund, are not identical. The Acquiring Fund's investment objective, policies, restrictions and process will be used to manage the combined fund after the Reorganization.
•	The Acquiring Fund and the Fund each normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal, New York state and New York city personal income taxes and, in the case of the Acquiring Fund, the federal alternative minimum tax ("AMT"). The Fund may invest up to 20% of its net assets in municipal bonds the income from which may be subject to the federal AMT. Because the Acquiring Fund focuses on investments in municipal bonds that provide income that is exempt from federal, New York state and New York city personal income tax and the federal AMT, there is a risk that the universe of potential investments for the Acquiring Fund may be smaller than that of the Fund.
•	The Acquiring Fund invests at least 70% and the Fund invests at least 80% of their respective net assets in municipal bonds rated, at the time of purchase, investment grade (Baa/BBB and above), or the unrated equivalent as determined by INA. The Acquiring Fund and the Fund may invest the remainder of their respective net assets in municipal bonds rated below investment grade ("high yield" or "junk" bonds), or the unrated equivalent as determined by INA. Because the Acquiring Fund may invest a higher percentage of its assets in municipal bonds rated below investment grade than the Fund, the Acquiring Fund may be subject to certain of the risks associated with investments in high yield securities to a greater extent than the Fund.
•	Expense Structure and Expense Ratios. The Acquiring Fund has a lower management fee than the Fund. The Acquiring Fund has agreed to pay BNYM Investment Adviser a management fee at the annual rate of 0.45% of the value of the Acquiring Fund's average daily net assets. The Fund has agreed to pay BNYM Investment Adviser a management fee at the annual rate of 0.60% of the value of the Fund's average daily net assets. BNYM Investment Adviser, in turn, pays INA for the provision of sub-investment advisory services to the Acquiring Fund and the Fund.

BNYM Investment Adviser has contractually agreed, until December 31, 2024, to waive receipt of its fees and/or assume the direct expenses of Class Z shares of the Acquiring Fund so that the direct expenses of Class Z shares of the Acquiring Fund (excluding shareholder services fees, taxes, brokerage commissions, interest expense, commitment fees on borrowings and extraordinary expenses) do not exceed 0.55%. BNYM Investment Adviser may terminate this expense limitation agreement at any time on or after December 31, 2024.

The Acquiring Fund's expense structure will carry over to the combined fund after the Reorganization.

•	Capitalization. The Fund has issued a single class of shares of common stock and the Acquiring Fund has classified five and issued four classes of its shares — Class A, Class C, Class I, Class Y and Class Z shares of beneficial interest. The combined fund will offer Class A, Class C, Class I,

Class Y and Class Z shares of beneficial interest after the Reorganization.

•	Asset Size. The funds have differing asset sizes, with the Fund having more assets than the Acquiring Fund. As of September 30, 2023, the Acquiring Fund had approximately $220 million and the Fund had approximately $734 million in net assets.
•	Portfolio Composition. The portfolio composition of the combined fund after the Reorganization will be based on the Acquiring Fund's investment objective, policies, restrictions and process. In connection with the Reorganization, management of BNYM Investment Adviser currently estimates that, based on Fund assets and portfolio composition as of August 31, 2023, no portfolio securities of the Fund would need to be sold before consummation of the Reorganization.

It is appropriate for the Acquiring Fund to be the accounting survivor because the Acquiring Fund's investment objective, policies, restrictions and process will be used in managing the combined fund and the Acquiring Fund's expense and multi-class structure will carry over to the combined fund after the Reorganization. The Acquiring Fund's adviser, sub-adviser and portfolio managers will continue in their roles for the combined fund after the Reorganization. Additionally, the portfolio composition of the combined fund after the Reorganization will be based on the Acquiring Fund's investment objective, policies, restrictions and process. Although the Acquiring Fund has a smaller asset base than the Fund, the asset size difference should not outweigh the other NAST factors that indicate that the Acquiring Fund should be the accounting survivor in the Reorganization.

Please telephone the undersigned at 212.969.3357, if you have any questions.

Very truly yours,

/s/ David Stephens
David Stephens

cc: Jeff Prusnofsky